SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	$ 528,369	$ 517,149	$ 495,592
Long-lived assets	212,162	215,492	220,721
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	487,185	471,714	455,517
Long-lived assets	170,173	172,087	176,044
Foreign
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	41,184	45,435	40,075
Long-lived assets	$ 41,989	$ 43,405	$ 44,677